Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 8,924.5		$ 11,329.8
Work in process	51,969.1		72,071.9
Raw materials	16,552.3		15,233.9
Supplies and spare parts	5,535.3		4,595.4
Inventories, total	$ 82,981.2	$ 2,774.4	$ 103,231.0